UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment |_|; Amendment Number:_________
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S & E Partners, L.P.
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021


13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig Effron
Title:    President

Phone:    212-355-5600
Signature, Place, and Date of Signing:

/s/ Craig Effron                 New York, NY                    2/8/02
--------------------------------------------------------------------------------
  [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   94

Form 13F Information Table Value Total:   171,258 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.  Form 13F File Number     Name

       01   28- 04329                Scoggin LLC

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Inc                            common     00817Y108   5,443   165,000 Call       Sole                 Sole
Aetna Inc                            common     00817Y108   5,443   165,000 Call     Defined     01         Sole
AstraZeneca PLC                      common     046353108     816    17,500  Put       Sole                 Sole
AstraZeneca PLC                      common     046353108     816    17,500  Put     Defined     01         Sole
Bogen Communications Int'l           common      97189104   1,271   392,148  SH        Sole                 Sole
Bogen Communications Int'l           common      97189104     629   194,000  SH      Defined     01         Sole
Cablevision Systems New York         common     12686C109   2,373    50,000  SH        Sole                 Sole
Cablevision Systems New York         common     12686C109   2,373    50,000  SH      Defined     01         Sole
Calpine Corporation                  common     131347106   1,259    75,000  SH        Sole                 Sole
Calpine Corporation                  common     131347106   1,259    75,000  SH      Defined     01         Sole
Calpine Corporation                  common     131347106   1,889   112,500 Call       Sole                 Sole
Calpine Corporation                  common     131347106   1,889   112,500 Call     Defined     01         Sole
Calpine Corporation                  common     131347106     840    50,000  Put       Sole                 Sole
Calpine Corporation                  common     131347106     840    50,000  Put     Defined     01         Sole
ChevronTexaco Corporation            common     166764100   6,900    77,000  SH        Sole                 Sole
Conoco Inc                           common     208251504     708    25,000  SH        Sole                 Sole
Conoco Inc                           common     208251504     708    25,000  SH      Defined     01         Sole
Cooper Industries Inc.               common     216669101     873    25,000  SH        Sole                 Sole
Cooper Industries Inc.               common     216669101     873    25,000  SH      Defined     01         Sole
C.R. Bard, Inc.                      common     067383109   3,870    60,000  SH        Sole                 Sole
C.R. Bard, Inc.                      common     067383109   3,870    60,000  SH      Defined     01         Sole
Dobson Communications Corp           common     256069105     427    50,000  SH        Sole                 Sole
Dobson Communications Corp           common     256069105     427    50,000  SH      Defined     01         Sole
Dynegy Inc                           common     26816Q101     638    25,000  SH        Sole                 Sole
Dynegy Inc                           common     26816Q101     638    25,000  SH      Defined     01         Sole
Earthwatch Inc                     preferred    270324601   1,075   500,000  SH        Sole                 Sole
Earthwatch Inc                     preferred    270324601   1,075   500,000  SH      Defined     01         Sole
EchoStar Communications              common     278762109   2,060    75,000  SH        Sole                 Sole
EchoStar Communications              common     278762109   2,060    75,000  SH      Defined     01         Sole
eSpeed, Inc.                         common     296643109   2,786   336,500  SH        Sole                 Sole
eSpeed, Inc.                         common     296643109   2,815   340,000  SH      Defined     01         Sole
First Look Media Inc. -Wts          warrants    320737117       2    40,000  SH        Sole                 Sole
First Look Media Inc. -Wts          warrants    320737117       1    30,000  SH      Defined     01         Sole
FMC Corporation                      common     302491303     390    12,500 Call       Sole                 Sole
FMC Corporation                      common     302491303     390    12,500 Call     Defined     01         Sole
Gaylord Container Corp               common     368145108     595   588,800  SH        Sole                 Sole
Gaylord Container Corp               common     368145108     589   583,100  SH      Defined     01         Sole
General Motors Corp                 CL H New    370442832   1,159    75,000  SH        Sole                 Sole
General Motors Corp                 CL H New    370442832   1,159    75,000  SH      Defined     01         Sole
Genesis Health Ventures Inc          common     37183F107   3,256   151,444  SH        Sole                 Sole
Genesis Health Ventures Inc          common     37183F107   3,256   151,443  SH      Defined     01         Sole
Genesis Health Ventures Inc         conv prf    37183F206     208     2,076  SH        Sole                 Sole
Genesis Health Ventures Inc         conv prf    37183F206     207     2,074  SH      Defined     01         Sole
Genesis Health Ventures Inc         warrants    37183F115     191    40,209  SH        Sole                 Sole
Genesis Health Ventures Inc         warrants    37183F115     191    40,209  SH      Defined     01         Sole
Gillette Co                          common     375766102  16,700   500,000 Call       Sole                 Sole
Gillette Co                          common     375766102  16,700   500,000 Call     Defined     01         Sole
Global Light Telecommunications      common     37934X100     281   148,000  SH        Sole                 Sole
Global Light Telecommunications      common     37934X100     285   150,000  SH      Defined     01         Sole
Kadant Inc                           common     48282T104     363    25,000  SH        Sole                 Sole
Kadant Inc                           common     48282T104     363    25,000  SH      Defined     01         Sole
Kmart Corp                           common     482584109     546   100,000  Put       Sole                 Sole
Kmart Corp                           common     482584109     545   100,000  Put     Defined     01         Sole
Loral Space & Communications        warrants    G56462180      33    16,650  SH        Sole                 Sole
Loral Space & Communications        warrants    G56462180      33    16,650  SH      Defined     01         Sole
Marvel Enterprises Inc. 8%         conv. prf    57383M207   1,114   318,373  SH        Sole                 Sole
Marvel Enterprises Inc. 8%         conv. prf    57383M207     743   212,247  SH      Defined     01         Sole
Mirant Corp                          common     604675108   1,802   112,500  SH        Sole                 Sole
Mirant Corp                          common     604675108   1,802   112,500  SH      Defined     01         Sole
National Service Industries Inc      common     637657206     288   142,500  SH        Sole                 Sole
National Service Industries Inc      common     637657206     288   142,500  SH      Defined     01         Sole
NextWave Telecom Inc.                common     65332M103   1,120   140,000  SH        Sole                 Sole

                                                            VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- ---------  -------- --------  --- ---- ------- ---------- -------- -------- --------
NextWave Telecom Inc.            common         65332M103    1,120    140,000  SH      Defined     01       Sole
Newport News Shipbuilding Inc    common         652228107    2,672     37,500 Call       Sole               Sole
Newport News Shipbuilding Inc    common         652228107    2,672     37,500 Call     Defined     01       Sole
NorthPoint Communications Group  common         666610100       19    125,000  SH        Sole               Sole
NorthPoint Communications Group  common         666610100       19    125,000  SH      Defined     01       Sole
PG&E Corporation                 common         69331C108      481     25,000  SH        Sole               Sole
PG&E Corporation                 common         69331C108      481     25,000  SH      Defined     01       Sole
Quintiles Transnational Corp     common         748767100    2,006    125,000  SH        Sole               Sole
Quintiles Transnational Corp     common         748767100    1,982    123,500  SH      Defined     01       Sole
Service Corporation Intl         common         817565104      250     50,000  SH        Sole               Sole
Service Corporation Intl         common         817565104      250     50,000  SH      Defined     01       Sole
Shoney's Inc.                    common         825039100       39    145,000  SH        Sole               Sole
Shoney's Inc.                    common         825039100       34    127,500  SH      Defined     01       Sole
Spacelabs Medical, Inc.          common         846247104      752     61,900  SH        Sole               Sole
Spacelabs Medical, Inc.          common         846247104      717     59,000  SH      Defined     01       Sole
UtiliCorp United Inc.            common         918005109      433     17,200  SH        Sole               Sole
UtiliCorp United Inc.            common         918005109      433     17,200  SH      Defined     01       Sole
Viasys Healtcare Inc.            common         92553Q209    3,610    178,600  SH        Sole               Sole
Viasys Healtcare Inc.            common         92553Q209    3,426    169,500  SH      Defined     01       Sole
Visible Genetics Inc             common         928295104      247     22,125  SH        Sole               Sole
Visible Genetics Inc             common         928295104      247     22,125  SH      Defined     01       Sole
The Walt Disney Company          common         254687106    1,036     50,000 Call       Sole               Sole
The Walt Disney Company          common         254687106    1,036     50,000 Call     Defined     01       Sole
Willamette Industries Inc        common         969133107    6,776    130,000  SH        Sole               Sole
Willamette Industries Inc        common         969133107    6,776    130,000  SH      Defined     01       Sole
Willamette Industries Inc        common         969133107    5,264    101,000 Call       Sole               Sole
Willamette Industries Inc        common         969133107    5,264    101,000 Call     Defined     01       Sole
Willamette Industries Inc        common         969133107    1,303     25,000  Put       Sole               Sole
Willamette Industries Inc        common         969133107    1,303     25,000  Put     Defined     01       Sole
The Williams Companies Inc       common         969457100    4,509    176,700  SH        Sole               Sole
Wyndham International Inc        common         983101106    1,283  2,291,000  SH        Sole               Sole
Wyndham International Inc        common         983101106    1,284  2,292,500  SH      Defined     01       Sole
                                                           171,258